Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Equity Incentive Plan
Summary of the stock option activity

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Options	Price	Term	(in thousands)
Outstanding at December 31, 2019	15,254,566	2.26	6.94	47,820
Granted	14,492,505	5.56
Exercised	(653,341)	3.07
Forfeited	(2,385,401)	2.50
Outstanding at December 31, 2020	26,708,329	4.03	7.06	143,338
Granted	8,101,866	12.98
Exercised	(8,911,435)	2.46
Forfeited	(9,655,228)	6.12
Outstanding at December 31, 2021	16,243,532	8.11	7.63	24,398
Options exercisable at December 31, 2020	11,553,081	2.29	6.01	82,033
Options exercisable at December 31, 2021	7,399,460	4.34	5.88	21,300
Vested and expected to vest at December 31, 2020	23,175,751	3.82	6.94	129,047
Vested and expected to vest at December 31, 2021	12,943,351	7.30	7.26	23,242

Summary of additional information about stock option activity

	2021	2020	2019
Cash proceeds from the exercise of stock options (in millions)	$21.7	$2.0	$0.3
Total intrinsic value of stock options exercised (in millions)	80.9	3.6	0.5
Weighted average grant date fair value of options granted	6.47	3.27	2.31

Schedule of assumptions used to value option grants to employees and non-employees

	2021	2020	2019
Risk free interest rate	0.6% – 1.4%	0.4% – 1.7%	2.3% – 2.5%
Expected dividend yield	0%	0%	0%
Expected term	5.5 years – 6.2 years	5.9 years – 6.3 years	6 years – 6.1 years
Expected volatility	51% – 63%	50%	50%

	2020	2019
Risk free interest rate	0.4% – 1.7%	1.5% – 2.7%
Expected dividend yield	0%	0%
Expected term	1.1 years – 6.1 years	8.1 years – 10 years
Expected volatility	50%	50%

Summary of the restricted stock unit activity

		Weighted
	Number of	Average
	Restricted	Grant Date
	Stock Units	Fair Value
Outstanding at December 31, 2020	1,894,897	9.40
Granted	3,375,079	14.77
Vested and converted to shares	(1,018,828)	9.40
Forfeited	(292,323)	12.77
Outstanding at December 31, 2021	3,958,825	13.73

Schedule of stock-based compensation expense

	2021	2020	2019
Cost of revenue – subscription	$21	$15	$15
Research and development	9,060	4,551	3,693
Sales and marketing	8,074	2,591	1,041
General and administrative	30,643	3,847	1,289
Total stock-based compensation expense	$47,798	$11,004	$6,038